Statutory and other information - Fees and emoluments - executive director (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of transactions between related parties [line items]
Basic salary	€ 6,800	€ 8,000	€ 6,700
Share based compensation	3,700	4,500	3,100
Total Directors' emoluments	11,300	13,400	10,700
Michael O Leary
Disclosure of transactions between related parties [line items]
Basic salary	500	1,060	1,060
Bonus (performance and target-related)	460	770
Share based compensation	2,510	1,550	1,250
Total Directors' emoluments	€ 3,470	€ 3,380	€ 2,310